Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Cost	$ 11,106	$ 9,992
Accumulated Amortization	(6,145)	(4,864)
Net Book Value	4,961	5,128
Patents
Intangible Asset, Finite-Lived [Line Items]
Cost	2,639	2,226
Accumulated Amortization	(1,696)	(1,383)
Net Book Value	943	843
Internally developed software
Intangible Asset, Finite-Lived [Line Items]
Cost	8,203	7,586
Accumulated Amortization	(4,293)	(3,352)
Net Book Value	3,910	4,234
External software licenses
Intangible Asset, Finite-Lived [Line Items]
Cost	264	180
Accumulated Amortization	(156)	(129)
Net Book Value	$ 108	$ 51